Commitments & Contingencies (Details) - USD ($) $ / shares in Units, $ in Millions		12 Months Ended
	Mar. 25, 2021	Dec. 31, 2021
Commitments & Contingencies (Details) [Line Items]
Deferred legal fees		$ 4.0
IPO [Member]
Commitments & Contingencies (Details) [Line Items]
Additional Units (in Shares)	31,116,305
Underwriting discount per unit (in Dollars per share)		$ 0.2
Payments for underwriting expense		$ 6.2
Deferred underwriting discount per unit (in Dollars per share)		$ 0.35
Deferred underwriting commission		$ 10.9
Over-Allotment Option [Member]
Commitments & Contingencies (Details) [Line Items]
Additional Units (in Shares)	3,616,305
Threshold option period for expiration of remaining overallotment option	45 days
Underwriting Agreement [Member] | IPO [Member]
Commitments & Contingencies (Details) [Line Items]
Option grant to underwriters to purchase additional unit		45 days
Additional Units (in Shares)		4,125,000